ING VP Money Market Portfolio

ING VP Money Market Portfolio (“Portfolio”)

Supplement dated June 13, 2008 to the Portfolio’s
 Class I Prospectus and Class S Prospectus
each dated April 28, 2008

On June 4, 2008, the Board of Trustees of ING VP Money Market Portfolio approved a change in the Portfolio’s “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the Prospectuses are revised as follows:

1.              The paragraph under the sub-section entitled, “Portfolio Holdings Disclosure Policy” in the section entitled, “Information For Investors” on page 30 of the Class I Prospectus and Class S Prospectus is hereby deleted and replaced with the following:

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI.  Each Portfolio (except ING VP Money Market Portfolio) posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., each Portfolio (except ING VP Money Market Portfolio) will post the quarter ending June 30 holdings on July 31).

ING VP Money Market Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g. month-ending June 30 holdings will be posted July 31).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolios’ website is located at www.ingfunds.com.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

ING VP Money Market Portfolio

ING VP Money Market Portfolio (“Portfolio”)

Supplement dated June 13, 2008 to the Portfolio’s
ADV Class, Class I and Class S Statement of Additional Information (“SAI”)
dated April 28, 2008

On June 4, 2008, the Board of Trustees of ING VP Money Market Portfolio approved a change in the Portfolio’s “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the SAI is revised as follows:

The second paragraph under the section entitled, “Disclosure of the Portfolios’ Portfolio Securities” beginning on page 98 of the ADV Class, Class I and Class S SAI is hereby deleted and replaced with the following:

In addition, each Portfolio (except for ING VP Money Market Portfolio) posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (i.e., each Portfolio (except ING VP Money Market Portfolio) will post the quarter-ending June 30 holdings on July 31).

ING VP Money Market Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and it is available 30 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g., ING VP Money Market Portfolio will post the month-ending June 30 holdings on July 31).

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE